Profit appropriation and restricted net assets (Tables)	12 Months Ended
Dec. 31, 2022
Profit appropriation and restricted net assets
Schedule of Condensed Balance Sheets

	As of December, 31
	2021	2022
	US$	US$

ASSETS
Current assets
Cash and cash equivalents	11,939	4,207
Time deposits	6,499	4,872
Prepaid expenses and other current assets	1,229	642
Total current assets	19,667	9,721
Non-current assets
Time deposits	11,115	—
Amounts due from inter-company entities	64,448	11,425
Other non-current assets	87	69
Total non-current assets	75,650	11,494
Total assets	95,317	21,215

LIABILITIES AND SHAREHOLDERS’ DEFICIT/(EQUITY)
Current liabilities
Accrued expenses and other current liabilities	1,009	563
Tax payables	135	135
Total current liabilities	1,144	698
Non-current liabilities
Amounts due to inter-company entities	1,676	5,824
Deficits of investments in subsidiaries and the VIEs	205,925	8,116
Total non-current liabilities	207,601	13,940
Total liabilities	208,745	14,638
Shareholders’ deficit/(equity):
Class A ordinary shares	23	23
Class B ordinary shares	10	10
Treasury stock	(6,640)	-
Additional paid-in capital	187,841	337,407
Accumulated other comprehensive (loss)/income	(6,052)	303
Accumulated deficit	(288,610)	(331,166)
Total shareholders’ deficit/(equity)	(113,428)	6,577
Total liabilities and shareholders’ deficit/(equity)	95,317	21,215

Schedule of Condensed Statements of Operations and Comprehensive Income/(Loss)

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$

Operating expenses:
Sales and marketing expenses	—	—	(55)
Product development expenses	—	—	(1,240)
General and administrative expenses	—	(850)	(2,480)
Share of income/(loss) of subsidiaries and the VIEs	—	(3,687)	(8,060)
Total operating expenses	—	(4,537)	(11,835)
Loss from operations	—	(4,537)	(11,835)
Others	—	363	(1,008)
Loss before income tax expenses	—	(4,174)	(12,843)
Income tax expenses	—	(17)	(1)
Net loss from continuing operations	—	(4,191)	(12,844)
Net income/(loss) from discontinuing operations	21,241	22,929	(29,712)
Net income/(loss), all attributable to the Company’s ordinary shareholders	21,241	18,738	(42,556)
Comprehensive income/(loss):
Net income/(loss)	21,241	18,738	(42,556)
Other comprehensive income/(loss)
Foreign currency translation adjustments	(11,556)	(4,324)	9,082
Reclassification of exchange differences on translation of operations to consolidated statement of operations	—	—	(2,727)
Total comprehensive income/(loss)	9,685	14,414	(36,201)

Schedule of Condensed Statements of Cash Flow

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$

Cash flows from operating activities:
Net cash (used in)/provided by operating activities	(2,144)	112	(3,210)
Cash flows from investing activities:
Placement of time deposits	(7,058)	(24,474)	(4,872)
Withdrawal of time deposits	6,902	30,773	17,614
Net cash provided by/(used in) transactions with intra-Group entities	—	5,554	(20,855)
Net cash (used in)/provided by investing activities	(156)	11,853	(8,113)
Cash flows from financing activities:
Share repurchase program	(3,498)	(3,143)	—
Proceeds from exercise of stock options	1,474	791	—
Proceeds from issuance of stocks, net of offering expenses	5,636	—	—
Net cash provided by transactions with intra-Group entities	—	—	4,078
Net cash provided by/(used in) financing activities	3,612	(2,352)	4,078
Effect of exchange rate changes on cash and cash equivalents	—	15	(487)
Net increase/(decrease) in cash and cash equivalents	1,312	9,628	(7,732)
Cash and cash equivalents at the beginning of the year	999	2,311	11,939
Cash and cash equivalents at the end of the year	2,311	11,939	4,207